DUE TO RELATED PARTIES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Sep. 11, 2020
Ms. Huang Li [Member]
Class A common stock rate	9.75%	9.75%
Mr. Yang Wang [Member]
Class A common stock rate	21.14%	21.14%
Mr. Jung Wang [Member]
Class A common stock rate	34.14%	34.14%
World Precision Medicine Technology Inc [Member]
Ordinary shares	1,754,997	1,754,997	152,284
Ordinary shares, value			$ 750,000